Non-interest Expenses (Components of Non-interest Expenses) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Non-interest Expenses
Salaries and other benefits		2,625,543,000,000	2,062,838,000,000	2,161,635,000,000
Provision for accrued severance benefits		156,102,000,000	154,716,000,000	173,348,000,000
Subtotal	2,460,327,000	2,781,645,000,000	2,217,554,000,000	2,334,983,000,000
Depreciation on premises and equipment		260,428,000,000	337,956,000,000	327,441,000,000
Amortization of other intangible assets		99,140,000,000	93,051,000,000	79,746,000,000
Subtotal	318,033,000	359,568,000,000	431,007,000,000	407,187,000,000
Other administrative expenses	813,851,000	920,140,000,000	857,087,000,000	875,278,000,000
Commissions paid on credit cards		554,695,000,000	416,314,000,000	372,874,000,000
Commissions paid on troubled credit cards		1,113,000,000	968,000,000	906,000,000
Subtotal	491,604,000	555,808,000,000	417,282,000,000	373,780,000,000
Insurance fees on deposits to KDIC		237,852,000,000	219,915,000,000	207,264,000,000
Contribution to guarantee funds		328,044,000,000	334,875,000,000	335,088,000,000
Commissions on overdue loans		1,000,000		2,000,000
Other		332,488,000,000	315,633,000,000	284,081,000,000
Subtotal	794,609,000	898,385,000,000	870,423,000,000	826,435,000,000
Loss on sale of loans		28,183,000,000	31,242,000,000	16,622,000,000
Loss on disposition of assets		1,291,000,000	3,284,000,000	1,094,000,000
Tax expenses other than income tax		119,596,000,000	120,593,000,000	142,270,000,000
Other		484,360,000,000	793,619,000,000	343,180,000,000
Subtotal	560,260,000	633,430,000,000	948,738,000,000	503,166,000,000
Total non-interest expenses	$ 5,438,684,000	6,148,976,000,000	5,742,091,000,000	5,320,829,000,000